Liability for Pension and Other Retirement Benefits (Details Textuals)					12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 Level 3 [Member] Pension Plans, Defined Benefit [Member] USD ($)	Mar. 31, 2011 Level 3 [Member] Pension Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Pension Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] USD ($)	Mar. 31, 2010 Pension Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] Japanese Bonds [Member]	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] Foreign Bonds [Member]	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY (¥)
Liability for Pension and Other Retirement Benefits (Textuals) [Abstract]
Percentage of employee benefits payable as pension					60.00%
Mandatory retirement age					60 years
Accumulated benefit obligations for defined benefit plans					$ 1,514,976,000	¥ 130,571,000,000	¥ 125,743,000,000
Plan assets, invested in equity securities					35.00%					35.00%
Plan assets, invested in debt securities					30.00%					65.00%
Plan assets, invested in other investment assets					35.00%
Common stock of Company included in Plan assets	494,000					48,000,000	41,000,000
Percentage of common stock of company included in plan assets					0.07%	0.08%
Government bonds and municipal bonds								50.00%	50.00%
Investment trusts hold by foreign subsidiaries		5,373,000	446,000,000	423,000,000
Expected contribution in next fiscal year							¥ 4,622,000,000			¥ 39,000,000